Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments	Commitments
We have commitments against existing development activities and capital commitments relating to the purchase of isotope raw materials from a vendor over a three year period. R&D commitments are estimated based on the contractual obligations included within agreements entered into by us, to the extent that a work order has been executed with the vendor.
Certain of our supply agreements contain minimum purchase commitments in certain situations, the amount and timing of which are not known. Additionally, we enter into contracts in the normal course of business with clinical trial sites and clinical supply manufacturers and with vendors for preclinical studies and clinical trials, research supplies and other services and drugs for operating purposes. These contracts generally provide for termination after a notice period, and, therefore, are cancellable contracts.
We have entered into collaboration arrangements, including in-licensing arrangements with various companies. Such collaboration agreements may require us to make payments on achievement of stages of development, launch or revenue milestones and may include variable payments that are based on unit sales or profit (e.g., royalty and profit share payments). The amount of variable payments under the arrangements are inherently uncertain and difficult to predict, given the direct link to future sales, profit levels and the range of outcomes. These payments are not included in this table of contractual obligations.
At December 31, 2025 and at the date of these financial statements, the Group had capital commitments relating to the construction of the Brussels South manufacturing facility and the purchase of isotope raw materials from a vendor over a three year period.

	Due < 1 year	Due > 1 year	1.
	US$'000	US$'000	1.
As at December 31, 2025
Capital commitments	35,822	11,367
R&D commitments	30,402	7,601
	66,224	18,968
	(Recast)	(Recast)
As at December 31, 2024
Capital commitments	26,435	13,938
R&D commitments	18,676	4,720
	45,111	18,658